Significant Accounting Policies - Summary of Depreciation, Estimated Useful Lives of the Assets (Detail)	12 Months Ended
Dec. 31, 2017
Permanent railways [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	4.00%
Computer equipment [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	20.00%
Bottom of range [member] | Buildings and improvements [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	4.00%
Bottom of range [member] | Machinery, equipment and facilities [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	8.00%
Bottom of range [member] | Vehicles [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	10.00%
Bottom of range [member] | Railcars [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	2.90%
Bottom of range [member] | Locomotives [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	3.33%
Bottom of range [member] | Fixtures and fittings [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	10.00%
Top of range [member] | Buildings and improvements [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	5.00%
Top of range [member] | Machinery, equipment and facilities [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	11.00%
Top of range [member] | Vehicles [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	20.00%
Top of range [member] | Railcars [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	6.00%
Top of range [member] | Locomotives [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	8.00%
Top of range [member] | Fixtures and fittings [member]
Disclosure of significant accounting policies [line items]
Percentage of depreciation rate	15.00%